Securities sold under repurchase agreements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at amortized cost, class
Securities sold under repurchase agreements [Line Items]
Securities pledged to secure repurchase transactions	$ 147,480	$ 239,046
Minimum of the year
Securities sold under repurchase agreements [Line Items]
Interest from financing contracts under repurchase agreements	4.20%	4.49%
Maximum of the year
Securities sold under repurchase agreements [Line Items]
Interest from financing contracts under repurchase agreements	5.36%	5.36%